Additional Information - Financial Information of Parent Company (Statements of Operations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 101,941,260	$ 303,182,179	$ (120,482,837)
Operating expenses:
General and Administrative Expense	57,434,832	41,387,122	215,844,944
Impairment loss of long-lived assets	17,691,318	5,137,925	126,634,897
Litigation settlement	0	0	269,637,431
Total operating expenses	292,657,038	250,262,559	818,636,798
Income (loss) from operations	(190,715,778)	52,919,620	(939,119,635)
Other income (expense):
Interest income	4,724,375	4,086,406	2,546,974
Interest expense	(20,582,726)	(22,563,056)	(24,586,689)
Change in the fair value of commitment to issue shares and warrants	0	(29,815,453)	(30,100,793)
Other income (expense), net	6,709,092	6,534,070	(4,549,233)
Total other expense, net	8,439,385	(36,656,740)	(49,399,199)
Net loss before income tax	(182,276,393)	16,262,880	(988,518,834)
Income tax benefit (expense)	(82,502,706)	4,818,497	46,624,242
Gain (loss) from equity investment	4,478,546	284,830	(1,782,142)
Gain on disposition of a subsidiary	17,103,295	0	0
Net Income (Loss)	(246,816,037)	13,100,397	(963,537,205)
Deemed dividend on convertible preferred shares	(64,970,095)	0	0
Net income (Loss) attributable to holders of ordinary shares	(311,786,132)	13,100,397	(963,537,205)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue	303,572	14,508,954	20,943,735
Operating expenses:
General and Administrative Expense	8,613,191	29,811,340	111,308,433
Amortization of acquired intangible assets	23,655,994	21,428,716	32,965,281
Impairment loss of long-lived assets	0	0	5,630,237
Litigation settlement	0	0	55,182,838
Total operating expenses	32,269,185	51,240,056	205,086,789
Income (loss) from operations	(31,965,613)	(36,731,102)	(184,143,054)
Other income (expense):
Interest income	449,128	358,830	399,655
Interest expense	(4,627,596)	(4,714,813)	(7,314,896)
Change in the fair value of commitment to issue shares and warrants	0	(29,815,452)	(30,100,793)
Other income (expense), net	934,689	(5,493,222)	7,563,790
Total other expense, net	(3,243,779)	(39,664,657)	(29,452,244)
Net loss before income tax	(35,209,392)	(76,395,759)	(213,595,298)
Income tax benefit (expense)	(214,509)	(4,631,225)	(9,163,471)
Gain (loss) from equity investment	4,478,546	284,830	(1,782,142)
Profit (loss) from investment in subsidiaries	(232,973,977)	93,842,551	(738,996,294)
Gain on disposition of a subsidiary	17,103,295	0	0
Net Income (Loss)	(246,816,037)	13,100,397	(963,537,205)
Deemed dividend on convertible preferred shares	(64,970,095)	0	0
Net income (Loss) attributable to holders of ordinary shares	$ (311,786,132)	$ 13,100,397	$ (963,537,205)